Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment consist of the following:

	December 31,	December 31,
	2017	2018
	HK$	HK$

Property, plant and equipment:
Buildings	136,099	136,099
Furniture, fixtures and equipment	694	694
Motor vehicles	1,814	1,814
	138,607	138,607
Accumulated depreciation and amortization	(24,398)	(30,855)
Property, plant and equipment, net	114,209	107,752